ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2026
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The company's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2026	December 31, 2025
Accounts payable	$282	$338
Operating accrued liabilities	139	188
Interest payable on non-recourse borrowings	122	113
Current portion of lease liabilities	29	29
BEPC exchangeable shares distributions payable(1)	18	17
Income tax payable	20	23
Other	58	69
	$668	$777
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.